Significant Accounting Policies and Recent Accounting Pronouncements, textuals 2 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Amortization of dry-docking costs	$ 744,000	$ 657,000	$ 385,000
Container Vessels [Member]
Property, Plant and Equipment [Line Items]
Depreciation Methods	Straight-line basis
Estimated residual scrap value per light-weight ton	$ 350
Property, Plant And Equipment, Estimated Useful Lives	30 years
Assumed time-charter rates for asset impairment	to the extent applicable, on the most recent 10 year average historical 6-12 months time charter rates
Assumed inflation percentage for asset impairment	3.50%
Assumed vessel utilization for asset impairment	98.00%
Assumed off hire percentage for asset impairment	1.00%